Investment Strategy - PIMCO Inflation PLUS Active Exchange-Traded Fund	Feb. 18, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by, investing under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non‑U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-linked bonds are fixed income securities that are structured to provide protection against inflation. The Fund intends to complement this exposure with investments in inflation-related derivatives and/or other inflation-related transactions, such as those tied to inflation-linked bonds (which may include swaps on inflation-indexed bonds) or the Consumer Price Index (CPI) (which may include swaps and options), the inflation measure for U.S. Treasury Inflation-Protected Securities (“TIPS”), in an effort to seek to mitigate the effects of inflation and to benefit from inflation surprises (when realized inflation exceeds expected inflation). The Fund intends to use these instruments and/or transactions to allow the Fund to pursue a more capital efficient inflation hedge relative to a portfolio of only direct investments in inflation-indexed bonds (subject to transaction, derivative and Fund operating expenses). “Capital efficient” refers to the Fund’s ability to obtain inflation exposure on a notional basis through inflation-related derivatives and/or other inflation related transactions rather than fully funding such exposure through direct investments of inflation-indexed bonds. Such investments will be actively managed by PIMCO, which will also adjust the level of exposure to these trades based on its market expectations. The Fund’s notional exposure to inflation-related derivatives and/or other inflation-related transactions may, and generally is expected to, equal or exceed the Fund’s net assets. As used in the investment objective, “real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.
The Fund may also invest in other securities issued by the U.S. Government, its agencies or government-sponsored entities, derivatives and repurchase agreements related thereto (such as U.S. Treasury futures and interest rate swaps), and/or interest rate futures. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps.
The Fund will normally limit its net foreign currency exposure (from non‑U.S. currencies) to 20% of its total assets. The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 2 years of the portfolio duration of the securities comprising the ICE U.S. Treasury 0‑1 Year Inflation Linked Bond Index as calculated by PIMCO, which, as of January 30, 2026, was 0.61 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Fund may invest only in investment grade securities of issuers that are rated at least Baa by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).